SHARE-BASED COMPENSATION -Schedule of shares granted, forfeited, issued and reserved, long term incentive plan (Details) - LTIP - shares	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,035,000	2,562,857	1,381,351	4,979,208
Forfeited (in shares)	186,215
Not vested (in shares)	(839,861)
Reserved at 31 December 2020 (in shares)	3,953,132			3,953,132
Non Executive members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	205,000	100,000	305,000
Forfeited (in shares)	20,000
Not vested (in shares)	(46,187)
Reserved at 31 December 2020 (in shares)	238,813			238,813
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	201,050	130,131	331,181
Forfeited (in shares)	0
Not vested (in shares)	(97,273)
Reserved at 31 December 2020 (in shares)	233,908			233,908
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	105,000	326,807	186,220	618,027
Forfeited (in shares)	85,005
Not vested (in shares)	(76,432)
Reserved at 31 December 2020 (in shares)	456,590			456,590
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	930,000	1,830,000	965,000	3,725,000
Forfeited (in shares)	81,210
Not vested (in shares)	(619,969)
Reserved at 31 December 2020 (in shares)	3,023,821			3,023,821